Basis of Presentation (Details) - subsidiary	Nov. 04, 2015	Jan. 29, 2014	Jan. 28, 2014
Water Assets | Subsequent Event | Subsidiary of Common Parent
Subsidiary, Sale of Stock [Line Items]
Number of subsidiaries acquired	2
Predecessor | Alpha Shale Joint Venture
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired		50.00%
Equity investment ownership percentage			50.00%